Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than the below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On July 20, 2022, the Company entered into an agreement with a Northland to provide placement agent services in connection with a potential Business Combination. Under this agreement, Northland will be entitled to receive 1.5% of the aggregate net proceeds of such financing as well as an advisory fee of 3.5% of the product of (i) the number of shares purchased in connection with a backstop or forward purchase or similar agreement involving investors identified by Northland and (ii) $10.10 per share.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On April 5, 2022, the Company filed a definitive proxy statement to announce its intention to hold a special meeting of shareholders on April 26, 2022 to seek an extension of the deadline by which the Company must consummate its initial business combination on a month to month basis (subject to additional monies being funded into our trust account by the Sponsor or its designees) from May 3, 2022 up until November 3, 2022. Such an extension requires the approval of the Company’s public shareholders to amend its charter, who will be provided the opportunity to at the time of the special meeting to redeem all or a portion their ordinary shares. A significant number of such redemptions will have a material adverse effect on the amount held in the Trust Account and other adverse effects on the Company, such as our ability to have enough cash to implement an initial business combination or to maintain the Company’s listing on Nasdaq.